Putnam Investments
One Post Office Square
Boston, MA 02109
March 31, 2006

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re: Putnam International Capital Opportunities Fund (the “Fund”)
A series of Putnam Investment Funds (Reg. No. 33-56339) (811-07237) (the “Trust”)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Fund, pursuant to Rule 497 under the Securities Act of 1933, a supplement dated March 31, 2006 to the Prospectuses of the Fund dated December 30, 2005.

Any comments or questions concerning this filing should be directed to me at 1-800-225-2465, ext. 7015.

Very truly yours,

Marina Galbiati

cc: Laurenda Ross
Ropes & Gray LLP